INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 28, 2021
Intangible assets, Gross Amount	$ 1,030,933	$ 380,933
Intangible assets, Accumulated Amortization	207,438	67,279
Intangible assets, Net	$ 823,495	$ 313,654	$ 261,550
Developed Technology [Member]
Intangible assets, Useful Life	2 years	2 years
Intangible assets, Gross Amount	$ 27,750	$ 27,750
Intangible assets, Accumulated Amortization	24,290	13,880
Intangible assets, Net	$ 3,460	$ 13,870	27,750
Customer Relationships [Member]
Intangible assets, Useful Life	5 years	5 years
Intangible assets, Gross Amount	$ 233,800	$ 233,800
Intangible assets, Accumulated Amortization	81,830	46,760
Intangible assets, Net	151,970	187,040	$ 233,800
Development Rights [Member]
Intangible assets, Gross Amount	769,383	119,383
Intangible assets, Accumulated Amortization	101,318	6,639
Intangible assets, Net	$ 668,065	$ 112,744
Development Rights [Member] | Maximum [Member]
Intangible assets, Useful Life	3 years	3 years
Development Rights [Member] | Minimum [Member]
Intangible assets, Useful Life	2 years	2 years